Contracted concessional assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 7,987,180		$ 8,155,418
Amount of decrease in the contracted concessional assets cost	35,000
Impairment provision based on expected credit losses on contracted concessional financial assets	(18,000)
Impairment loss on contracted concessional financial assets	0	$ 0
Reversal of impairment losses		$ 30,000
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	853,950		849,149
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,884		2,941
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	6,818,433		7,024,789
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	56,170		56,170
Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	7,217		7,689
Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	250,615		214,680
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,690,638		10,824,037
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	923,932		936,837
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,884		2,941
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	9,312,437		9,467,309
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	64,878		66,230
Cost [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	13,785		13,800
Cost [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	372,722		336,920
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,703,458)		(2,668,619)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(69,982)		(87,689)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,494,004)		(2,442,520)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(10,795)		(10,060)
Amortization and Impairment [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(6,569)		(6,111)
Amortization and Impairment [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (122,107)		$ (122,240)